Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000123115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000150671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000110555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	4.10%	4.32%	1.83%
C000110554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(0.17%)	3.78%	1.80%
C000110556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000123113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	7.62%	7.76%	4.61%
C000089552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.16%	7.16%	4.56%
C000089555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000205242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	9.64%	10.90%	8.27%
C000176113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	5.12%	10.42%	8.13%
C000230176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000205241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	6.90%	4.12%	3.89%
C000176111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	2.32%	3.63%	3.75%
C000205239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	8.21%	7.79%	6.42%
C000176107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.77%	7.33%	6.26%
C000205245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	5.53%	1.23%	1.99%
C000176116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.28%	0.81%	1.89%
C000205240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	7.73%	6.27%	5.36%
C000176109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.22%	5.79%	5.22%
C000176627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000064972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000092788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000064995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000019962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000120078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000150667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000176624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000205249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000176621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	9.64%	3.10%	2.40%
C000020335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	6.07%	(1.41%)	0.66%
C000020214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(8.10%)	7.35%	5.21%
C000020238
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(5.11%)	12.29%	5.73%
C000064994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	3.25%	5.68%	6.21%
C000019959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	8.52%	14.27%	8.57%
C000020321
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	6.56%	2.94%	2.54%
C000020333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	2.98%	(1.57%)	0.80%
C000020212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(11.77%)	6.87%	5.20%
C000020236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(8.90%)	11.78%	5.73%
C000064993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(1.02%)	5.21%	6.21%
C000019957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	4.07%	13.80%	8.59%
C000020324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000042911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000019961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
Without Sales Load [Member] | C000123115
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	5.41%	2.78%
Without Sales Load [Member] | C000150671
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	5.47%	2.86%
Without Sales Load [Member] | C000110555
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	4.32%	1.83%
Without Sales Load [Member] | C000110554
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	5.03%	2.41%
Without Sales Load [Member] | C000110556
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	5.25%	2.56%
Without Sales Load [Member] | C000123113
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	8.79%	5.54%
Without Sales Load [Member] | C000089554
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	7.76%	4.61%
Without Sales Load [Member] | C000089552
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%	8.43%	5.18%
Without Sales Load [Member] | C000089555
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%	9.01%	5.54%
Without Sales Load [Member] | C000205242
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%	12.09%	9.01%
Without Sales Load [Member] | C000176114
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	10.90%	8.27%
Without Sales Load [Member] | C000176113
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	11.73%	8.78%
Without Sales Load [Member] | C000230176
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%	11.80%	8.85%
Without Sales Load [Member] | C000205241
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%	5.19%	4.60%
Without Sales Load [Member] | C000176112
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%	4.12%	3.89%
Without Sales Load [Member] | C000176111
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	4.86%	4.37%
Without Sales Load [Member] | C000205239
Average Annual Return [Line Items]
Average Annual Return, Percent	10.44%	8.96%	7.11%
Without Sales Load [Member] | C000176108
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	7.79%	6.42%
Without Sales Load [Member] | C000176107
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	8.61%	6.89%
Without Sales Load [Member] | C000205245
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	2.34%	2.71%
Without Sales Load [Member] | C000176115
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	1.23%	1.99%
Without Sales Load [Member] | C000176116
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	2.01%	2.50%
Without Sales Load [Member] | C000205240
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%	7.40%	6.07%
Without Sales Load [Member] | C000176110
Average Annual Return [Line Items]
Average Annual Return, Percent	8.73%	6.27%	5.36%
Without Sales Load [Member] | C000176109
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	7.05%	5.85%
Without Sales Load [Member] | C000176627
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	4.22%	3.33%
Without Sales Load [Member] | C000020337
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%	(0.31%)	1.62%
Without Sales Load [Member] | C000064972
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.07%)	8.52%	6.21%
Without Sales Load [Member] | C000092788
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.10%)	13.42%	6.68%
Without Sales Load [Member] | C000064995
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%	6.84%	7.25%
Without Sales Load [Member] | C000019962
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	15.53%	9.60%
Without Sales Load [Member] | C000176626
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	4.30%	3.38%
Without Sales Load [Member] | C000120078
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%	(0.28%)	1.67%
Without Sales Load [Member] | C000150667
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.02%)	8.60%	6.28%
Without Sales Load [Member] | C000176624
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.99%)	13.55%	6.77%
Without Sales Load [Member] | C000205249
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	6.89%	7.30%
Without Sales Load [Member] | C000176621
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	15.63%	9.67%
Without Sales Load [Member] | C000020323
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	3.10%	2.40%
Without Sales Load [Member] | C000020335
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	(1.41%)	0.66%
Without Sales Load [Member] | C000020214
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.10%)	7.35%	5.21%
Without Sales Load [Member] | C000020238
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.11%)	12.29%	5.73%
Without Sales Load [Member] | C000064994
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	5.68%	6.21%
Without Sales Load [Member] | C000019959
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	14.27%	8.57%
Without Sales Load [Member] | C000020321
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	3.89%	3.01%
Without Sales Load [Member] | C000020333
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%	(0.66%)	1.27%
Without Sales Load [Member] | C000020212
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.39%)	8.14%	5.83%
Without Sales Load [Member] | C000020236
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.34%)	13.11%	6.36%
Without Sales Load [Member] | C000064993
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	6.47%	6.84%
Without Sales Load [Member] | C000019957
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%	15.16%	9.23%
Without Sales Load [Member] | C000020324
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	4.09%	3.21%
Without Sales Load [Member] | C000020336
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%	(0.60%)	1.34%
Without Sales Load [Member] | C000020215
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.32%)	8.25%	5.95%
Without Sales Load [Member] | C000020239
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.27%)	13.20%	6.47%
Without Sales Load [Member] | C000042911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	6.55%	6.93%
Without Sales Load [Member] | C000019961
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	15.26%	9.34%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%	8.63%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%	8.63%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%	8.63%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%	8.63%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%	8.63%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%	15.12%	11.68%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	9.24%	5.33%	4.68%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	7.35%	0.30%	2.10%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	9.24%	5.33%	4.68%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	7.35%	0.30%	2.10%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	9.24%	5.33%	4.68%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	7.35%	0.30%	2.10%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	9.24%	5.33%	4.68%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	7.35%	0.30%	2.10%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	9.24%	5.33%	4.68%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	7.35%	0.30%	2.10%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	10.49%	8.62%	6.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	10.49%	8.62%	6.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	10.49%	8.62%	6.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	10.49%	8.62%	6.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	11.73%	13.69%	9.66%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	11.73%	13.69%	9.66%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	11.73%	13.69%	9.66%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	11.73%	13.69%	9.66%
ALLSPRING Index: Spectrum Conservative Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Conservative Growth Blended Index
Average Annual Return, Percent	9.27%	4.84%	4.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Conservative Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Conservative Growth Blended Index
Average Annual Return, Percent	9.27%	4.84%	4.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Conservative Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Conservative Growth Blended Index
Average Annual Return, Percent	9.27%	4.84%	4.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Growth Blended Index
Average Annual Return, Percent	10.31%	9.13%	7.34%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Growth Blended Index
Average Annual Return, Percent	10.31%	9.13%	7.34%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Growth Blended Index
Average Annual Return, Percent	10.31%	9.13%	7.34%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Income Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Income Allocation Blended Index
Average Annual Return, Percent	8.53%	1.99%	3.18%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Income Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Income Allocation Blended Index
Average Annual Return, Percent	8.53%	1.99%	3.18%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Income Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Income Allocation Blended Index
Average Annual Return, Percent	8.53%	1.99%	3.18%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Moderate Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Moderate Growth Blended Index
Average Annual Return, Percent	9.90%	7.30%	6.28%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Moderate Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Moderate Growth Blended Index
Average Annual Return, Percent	9.90%	7.30%	6.28%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Spectrum Moderate Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Moderate Growth Blended Index
Average Annual Return, Percent	9.90%	7.30%	6.28%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	9.76%	2.95%	3.01%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.68%)	11.74%	5.87%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	9.76%	2.95%	3.01%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.68%)	11.74%	5.87%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	9.76%	2.95%	3.01%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.68%)	11.74%	5.87%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	9.76%	2.95%	3.01%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.68%)	11.74%	5.87%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	9.76%	2.95%	3.01%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.68%)	11.74%	5.87%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%	7.60%	6.39%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%